CONTRACT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONTRACT LIABILITIES

NOTE 11. CONTRACT LIABILITIES

A summary of the contract liabilities activity at September 30, 2023 and December 31, 2022 is presented below:

	September 30, 2023	December 31, 2022
Beginning balance as January 1,	$198,606	$18,514
Issued	664,003	859,383
Redeemed	(664,294)	(623,348)
Breakage recognized	(53,454)	(55,943)
Ending balance	$144,861	$198,606

Note 11. CONTRACT LIABILITIES

The Company’s contract liabilities consist of customer deposits, gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products when customers redeem balances or terms expire through breakage.

A summary of the contract liabilities activity for the years ended December 31, 2022 and 2021 is presented below:

	Year ended December 31,
	2022	2021
Beginning balance as of January1,	$18,514	$16,014
Issued	859,383	24,733
Redeemed	(623,348)	(21,764)
Breakage recognized	(55,943)	(469)
Ending balance as of December 31,	$198,606	$18,514

Mother Earth's Storehouse, Inc. [Member]
CONTRACT LIABILITIES

NOTE 4 – NET SALES

Sales are net of returns and allowances and discounts. For the years ended December 31, sales were as follows:

	2021	2020

Sales	$15,438,995	$18,535,034
Less: Allowances	80,225	98,836
Discounts	1,066,604	1,401,976
Total net sales	$ 14,292,166	$ 17,034,222

MOTHER EARTH’S STOREHOUSE, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 and 2020